Capital adequacy - Credit risk by PD grade (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Jun. 23, 2023	Sep. 29, 2022	Sep. 28, 2022	Dec. 31, 2021
Disclosure of credit risk exposure
Capital conservation buffer	2.50%				2.50%
Countercyclical buffer	0.80%				0.00%
Capital base requirement	3.00%
Leverage ratio	8.40%				9.30%
AAA to AA- | Central governments
Disclosure of credit risk exposure
EAD	kr 238,038				kr 191,669
AAA to AA- | Financial institutions
Disclosure of credit risk exposure
EAD	12,662				18,176
AAA to AA- | Corporates
Disclosure of credit risk exposure
EAD	3,374				2,562
A+ to A- | Central governments
Disclosure of credit risk exposure
EAD	4,556				4,587
A+ to A- | Financial institutions
Disclosure of credit risk exposure
EAD	19,471				21,637
A+ to A- | Corporates
Disclosure of credit risk exposure
EAD	25,955				16,286
BBB+ to BBB- | Financial institutions
Disclosure of credit risk exposure
EAD	1,089				1,225
BBB+ to BBB- | Corporates
Disclosure of credit risk exposure
EAD	71,615				67,509
BB+ to B- | Central governments
Disclosure of credit risk exposure
EAD	15
BB+ to B- | Financial institutions
Disclosure of credit risk exposure
EAD	77				43
BB+ to B- | Corporates
Disclosure of credit risk exposure
EAD	29,774				23,810
CCC to D | Corporates
Disclosure of credit risk exposure
EAD	kr 18				kr 22
Sweden
Disclosure of credit risk exposure
Countercyclical buffer		2.00%	1.00%	0.00%
Capital requirement exposure	71.00%				68.00%
Foreign countries
Disclosure of credit risk exposure
Countercyclical buffer	0.09%				0.03%
Standardized approach | Operational risk
Disclosure of credit risk exposure
Fiscal years for each business area to calculate income indicators	3 years
Minimum | AAA to AA- | Central governments
Disclosure of credit risk exposure
PD in %	0.003%				0.003%
Minimum | AAA to AA- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	0.01%				0.01%
Minimum | A+ to A- | Central governments
Disclosure of credit risk exposure
PD in %	0.02%				0.02%
Minimum | A+ to A- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	0.06%				0.06%
Minimum | BBB+ to BBB- | Central governments
Disclosure of credit risk exposure
PD in %	0.10%				0.12%
Minimum | BBB+ to BBB- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	0.16%				0.16%
Minimum | BB+ to B- | Central governments
Disclosure of credit risk exposure
PD in %	0.45%				0.54%
Minimum | BB+ to B- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	0.50%				0.50%
Minimum | CCC to D | Central governments
Disclosure of credit risk exposure
PD in %	38.28%				44.36%
Minimum | CCC to D | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	28.91%				28.91%
Minimum | Standardized approach | Operational risk
Disclosure of credit risk exposure
Capital requirement multiple factor	15.00%
Maximum | AAA to AA- | Central governments
Disclosure of credit risk exposure
PD in %	0.01%				0.01%
Maximum | AAA to AA- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	0.04%				0.04%
Maximum | A+ to A- | Central governments
Disclosure of credit risk exposure
PD in %	0.06%				0.07%
Maximum | A+ to A- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	0.11%				0.11%
Maximum | BBB+ to BBB- | Central governments
Disclosure of credit risk exposure
PD in %	0.27%				0.32%
Maximum | BBB+ to BBB- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	0.32%				0.32%
Maximum | BB+ to B- | Central governments
Disclosure of credit risk exposure
PD in %	7.69%				6.80%
Maximum | BB+ to B- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	8.27%				8.27%
Maximum | CCC to D | Central governments
Disclosure of credit risk exposure
PD in %	100.00%				100.00%
Maximum | CCC to D | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	100.00%				100.00%
Maximum | Standardized approach | Operational risk
Disclosure of credit risk exposure
Capital requirement multiple factor	18.00%
Average | AAA to AA- | Central governments
Disclosure of credit risk exposure
PD in %	0.003%				0.004%
Average LGD in %	45.00%				45.00%
Average risk weight in %	4.30%				4.60%
Average | AAA to AA- | Financial institutions
Disclosure of credit risk exposure
PD in %	0.04%				0.04%
Average LGD in %	34.90%				35.70%
Average risk weight in %	17.20%				17.60%
Average | AAA to AA- | Corporates
Disclosure of credit risk exposure
PD in %	0.03%				0.04%
Average LGD in %	45.00%				45.00%
Average risk weight in %	13.20%				19.20%
Average | A+ to A- | Central governments
Disclosure of credit risk exposure
PD in %	0.04%				0.05%
Average LGD in %	45.00%				45.00%
Average risk weight in %	17.40%				20.30%
Average | A+ to A- | Financial institutions
Disclosure of credit risk exposure
PD in %	0.07%				0.07%
Average LGD in %	30.80%				32.80%
Average risk weight in %	19.80%				22.00%
Average | A+ to A- | Corporates
Disclosure of credit risk exposure
PD in %	0.09%				0.09%
Average LGD in %	45.00%				45.00%
Average risk weight in %	25.80%				30.00%
Average | BBB+ to BBB- | Financial institutions
Disclosure of credit risk exposure
PD in %	0.27%				0.25%
Average LGD in %	45.00%				45.00%
Average risk weight in %	71.10%				67.90%
Average | BBB+ to BBB- | Corporates
Disclosure of credit risk exposure
PD in %	0.24%				0.24%
Average LGD in %	45.00%				45.00%
Average risk weight in %	50.40%				49.90%
Average | BB+ to B- | Central governments
Disclosure of credit risk exposure
PD in %	2.00%
Average LGD in %	45.00%
Average risk weight in %	122.50%
Average | BB+ to B- | Financial institutions
Disclosure of credit risk exposure
PD in %	1.18%				1.16%
Average LGD in %	45.00%				45.00%
Average risk weight in %	130.40%				129.30%
Average | BB+ to B- | Corporates
Disclosure of credit risk exposure
PD in %	0.74%				0.74%
Average LGD in %	45.00%				45.00%
Average risk weight in %	84.30%				85.40%
Average | CCC to D | Corporates
Disclosure of credit risk exposure
PD in %	88.40%				89.43%
Average LGD in %	45.00%				45.00%
Average risk weight in %	42.90%				39.20%